Acquisition and disposal of subsidiaries in Russia - Goodwill and reserve (Details) ₽ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 12, 2022 RUB (₽)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)
Acquisition of subsidiaries in Russia
Goodwill			$ 1,836	$ 1,501	$ 1,836
Goodwill as at the dates of acquisitions			46,950	1,473
Translation reserve				28
Gain on bargain purchase				79
Goodwill deductible for income tax purposes			0		$ 0
Revenue			480,247	434,094
Net loss from continuing operations			10,627	118,576
Loss from sale of subsidiary		$ 4,969
Goodwill resulted from the acquisitions of the Russian subsidiaries was written-off a result of the sale			$ 0
Nexters Online LLC [Member]
Acquisition of subsidiaries in Russia
Net loss before tax from continuing operations since acquisition				2,219
Consideration for sale of ownership interest | ₽	₽ 100
Nexters Studio LLC [Member]
Acquisition of subsidiaries in Russia
Net loss before tax from continuing operations since acquisition				16,563
Consideration for sale of ownership interest | ₽	₽ 200
NHW Ltd
Acquisition of subsidiaries in Russia
Net loss before tax from continuing operations since acquisition				13
Game Positive LLC [Member]
Acquisition of subsidiaries in Russia
Gain on bargain purchase				79
Net loss before tax from continuing operations since acquisition				$ 134
Percentage of ownership interest sold	70.00%
Consideration for sale of ownership interest | ₽	₽ 100
Lightmap LLC [Member]
Acquisition of subsidiaries in Russia
Consideration for sale of ownership interest | ₽	₽ 100
Loss from sale of subsidiary		$ 4,969
Nexters Studio LLC, Nexters Online LLC and Lightmap LLC
Acquisition of subsidiaries in Russia
Percentage of ownership interest sold	100.00%